Business segment information - Information by business segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) country segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business segment information
Number of business segments | segment	5
Sales	$ 201,196	$ 214,550	$ 237,128
Excise taxes	(18,852)	(18,940)	(18,183)
Revenues from sales	182,344	195,610	218,945
Operating expenses	(148,073)	(158,523)	(174,033)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(12,025)	(12,762)
Net income (loss) from equity affiliates and other items	3,557	2,974	3,680
Tax on net operating income	(9,245)	(10,645)	(13,212)
Net cost of net debt	(1,914)	(1,360)	(1,108)
Non-controlling interests	(230)	(273)	(126)
NET INCOME - TotalEnergies SHARE	13,127	15,758	21,384
Total expenditures	22,200	21,750	24,860
Total divestments	4,069	4,418	8,406
Cash flow from operating activities	27,343	30,854	40,679
Intercompany
Business segment information
Sales	(75,558)	(84,052)	(98,928)
Revenues from sales	(75,558)	(84,052)	(98,928)
Operating expenses	$ 75,558	84,052	98,928
Exploration & Production
Business segment information
Number of countries for activities of exploration and production of oil and natural gas as well as carbon storage activities | country	50
Sales	$ 5,590	5,655	6,561
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,419)	(8,001)	(8,493)
Net income (loss) from equity affiliates and other items	971	325	(307)
Tax on net operating income	(7,677)	(8,466)	(10,095)
Total expenditures	10,523	9,225	12,378
Total divestments	1,723	840	5,118
Cash flow from operating activities	14,949	17,388	18,531
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	40,824	44,201	49,156
Operating expenses	(17,335)	(19,124)	(20,355)
Exploration & Production | Intercompany
Business segment information
Sales	(35,234)	(38,546)	(42,595)
Integrated LNG
Business segment information
Sales	10,096	9,885	12,086
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,608)	(1,251)	(1,288)
Net income (loss) from equity affiliates and other items	2,104	2,051	2,194
Tax on net operating income	(720)	(1,073)	(810)
Total expenditures	3,520	3,912	3,410
Total divestments	512	425	290
Cash flow from operating activities	5,173	5,185	8,442
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	19,041	20,476	26,875
Operating expenses	(15,085)	(15,530)	(21,569)
Integrated LNG | Intercompany
Business segment information
Sales	(8,945)	(10,591)	(14,789)
Integrated Power
Business segment information
Sales	19,587	22,127	27,337
Depreciation, depletion and impairment of tangible assets and mineral interests	(622)	(344)	(281)
Net income (loss) from equity affiliates and other items	422	(837)	(345)
Tax on net operating income	(133)	(255)	(394)
Total expenditures	5,367	5,328	5,497
Total divestments	1,366	1,431	661
Cash flow from operating activities	2,374	2,972	3,573
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	22,283	24,475	31,463
Operating expenses	(20,859)	(22,936)	(28,763)
Integrated Power | Intercompany
Business segment information
Sales	(2,696)	(2,348)	(4,126)
Refining & Chemicals
Business segment information
Sales	87,207	93,515	101,203
Excise taxes	(770)	(784)	(841)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,606)	(1,442)	(1,685)
Net income (loss) from equity affiliates and other items	49	(114)	(42)
Tax on net operating income	(352)	(414)	(938)
Total expenditures	1,537	1,896	2,149
Total divestments	100	366	196
Cash flow from operating activities	3,459	3,808	7,957
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	114,254	124,211	136,943
Operating expenses	(110,737)	(120,424)	(130,899)
Refining & Chemicals | Intercompany
Business segment information
Sales	(27,817)	(31,480)	(36,581)
Marketing & Services
Business segment information
Sales	78,708	83,341	89,909
Excise taxes	(18,082)	(18,156)	(17,342)
Depreciation, depletion and impairment of tangible assets and mineral interests	(932)	(870)	(905)
Net income (loss) from equity affiliates and other items	93	1,457	2,208
Tax on net operating income	(608)	(526)	(1,246)
Total expenditures	937	1,190	1,273
Total divestments	328	1,328	2,132
Cash flow from operating activities	2,835	2,901	1,957
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	61,360	66,004	73,198
Operating expenses	(58,697)	(63,551)	(70,497)
Marketing & Services | Intercompany
Business segment information
Sales	(734)	(819)	(631)
Corporate
Business segment information
Sales	8	27	32
Depreciation, depletion and impairment of tangible assets and mineral interests	(125)	(117)	(110)
Net income (loss) from equity affiliates and other items	(82)	92	(28)
Tax on net operating income	245	89	271
Total expenditures	316	199	153
Total divestments	40	28	9
Cash flow from operating activities	(1,447)	(1,400)	219
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	140	295	238
Operating expenses	(918)	(1,010)	(878)
Corporate | Intercompany
Business segment information
Sales	(132)	(268)	(206)
Adjustments
Business segment information
Net operating income	(2,556)	(2,583)	(2,066)
Adjustments | Exploration & Production
Business segment information
Net operating income	(35)	(1,069)	(1,036)
Adjustments | Integrated LNG
Business segment information
Net operating income	(377)	(196)	(798)
Adjustments | Integrated Power
Business segment information
Net operating income	(1,124)	(2,070)	(173)
Adjustments | Refining & Chemicals
Business segment information
Net operating income	(770)	(343)	(1,275)
Adjustments | Marketing & Services
Business segment information
Net operating income	(157)	1,154	1,300
Adjustments | Corporate
Business segment information
Net operating income	(93)	(59)	(84)
Adjusted
Business segment information
Net operating income	17,827	19,974	24,684
Adjusted | Exploration & Production
Business segment information
Net operating income	8,399	10,004	10,942
Adjusted | Integrated LNG
Business segment information
Net operating income	4,109	4,869	6,200
Adjusted | Integrated Power
Business segment information
Net operating income	2,215	2,173	1,853
Adjusted | Refining & Chemicals
Business segment information
Net operating income	2,378	2,160	4,654
Adjusted | Marketing & Services
Business segment information
Net operating income	1,373	1,360	1,458
Adjusted | Corporate
Business segment information
Net operating income	$ (647)	$ (592)	$ (423)